RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - ECOLAB SAVINGS PLAN AND ESOP - Ecolab Inc. - Common stock - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Number of shares held	2,281,607	2,543,351
Purchase of investment	$ 185.8
Sale of investment	$ 256.9